Document and Entity Information	Mar. 03, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2025
Entity File Number	001-39439
Entity Registrant Name	ATI Physical Therapy, Inc.
Entity Central Index Key	0001815849
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1408039
Entity Address, Address Line One	2001 Butterfield Rd.
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	630
Local Phone Number	296-2223
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ATIP
Redeemable Warrants, exercisable for Class A Common Stock at an exercise price of $575.00 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, exercisable for Class A Common Stock at an exercise price of $575.00 per share
Trading Symbol	ATIPW